Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6,198)	£ (6,252)
Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,093)	(5,171)
Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(457)	(401)
Impairment allowance | ECL from non-modelled exposures and others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(224)	(276)
Impairment allowance | ECL from debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(20)	(27)
Impairment allowance | ECL from post model management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(404)	(377)
Impairment allowance | ECL from economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(151)	(198)
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 337,809	£ 342,747
Coverage ratio	0.017	0.016
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 295,681	£ 300,666
Coverage ratio	0.003	0.003
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,757	£ 37,425
Coverage ratio	0.052	0.057
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,371	£ 4,656
Coverage ratio	0.389	0.353
Loans and advances | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 343,513	£ 348,468
Loans and advances | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	296,533	301,585
Loans and advances | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,826	39,692
Loans and advances | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,154	7,191
Loans and advances | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,704	5,721
Loans and advances | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	852	919
Loans and advances | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,069	2,267
Loans and advances | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,783	2,535
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 166,142	£ 171,512
Coverage ratio	0.003	0.003
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 143,552	£ 150,152
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,768	£ 19,364
Coverage ratio	0.004	0.005
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,822	£ 1,996
Coverage ratio	0.172	0.177
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 166,642	£ 172,095
Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	143,593	150,202
Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,848	19,469
Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,201	2,424
Retail mortgages | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	500	583
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41	50
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	80	105
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	379	428
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 34,179	£ 34,221
Coverage ratio	0.096	0.092
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,931	£ 29,886
Coverage ratio	0.017	0.017
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,812	£ 3,948
Coverage ratio	0.287	0.292
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 436	£ 387
Coverage ratio	0.786	0.775
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,823	£ 37,707
Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,439	30,409
Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,346	5,578
Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,038	1,720
Retail credit cards | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,644	3,486
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	508	523
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,534	1,630
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,602	1,333
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,767	£ 9,952
Coverage ratio	0.033	0.034
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,338	£ 8,410
Coverage ratio	0.006	0.007
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,199	£ 1,225
Coverage ratio	0.086	0.088
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 230	£ 317
Coverage ratio	0.422	0.357
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,101	£ 10,305
Retail other | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,391	8,469
Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,312	1,343
Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	398	493
Retail other | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	334	353
Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53	59
Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	113	118
Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	168	176
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127,721	£ 127,062
Coverage ratio	0.010	0.010
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 113,860	£ 112,218
Coverage ratio	0.002	0.003
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,978	£ 12,888
Coverage ratio	0.028	0.031
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,883	£ 1,956
Coverage ratio	0.252	0.234
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128,947	£ 128,361
Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	114,110	112,505
Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,320	13,302
Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,517	2,554
Corporate loans | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,226	1,299
Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	250	287
Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	342	414
Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	634	598
Credit risk | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,093)	£ (5,171)
Credit risk | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0.2
Credit risk | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.4	19.9
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 137,577	£ 145,226
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,804	20,615
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(296)	(383)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3)	(9)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(8)	(41)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (285)	£ (333)
Credit risk | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.9	0.8
Credit risk | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.8	23.8
Credit risk | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.5	72.0
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,142	£ 66,512
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,493	7,076
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,707)	(3,561)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(561)	(562)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,544)	(1,684)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,602)	£ (1,315)
Credit risk | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.4
Credit risk | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.3	6.2
Credit risk | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	58.0	57.9
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,050	£ 8,749
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,307	1,382
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(208)	(212)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(32)	(32)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(82)	(85)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (94)	£ (95)
Credit risk | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.2
Credit risk | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.4	2.7
Credit risk | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.9	2.2
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 204,588	£ 175,282
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,261	24,374
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(882)	(1,015)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(278)	(275)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(537)	(663)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(67)	(77)
Upside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,744)	£ (4,717)
Upside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0.1
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.3	18.4
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 140,036	£ 147,415
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,809	17,769
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(269)	(335)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(4)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	(23)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (268)	£ (308)
Upside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.8	0.8
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	22.8	22.5
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.8	70.0
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,077	£ 66,459
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,351	6,897
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,550)	(3,362)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(534)	(529)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,449)	(1,554)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,567)	£ (1,279)
Upside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.3
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.0	5.9
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	56.8	57.3
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,183	£ 8,915
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,174	1,216
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(193)	(197)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31)	(31)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(70)	(72)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (92)	£ (94)
Upside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.1
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.2	2.6
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.7	2.1
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 207,006	£ 179,567
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,695	19,919
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(732)	(823)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(244)	(243)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(426)	(509)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(62)	(71)
Upside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,889)	£ (4,897)
Upside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0.1
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.7	18.9
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 139,029	£ 146,653
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,974	18,702
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(277)	(348)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	(5)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3)	(27)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (273)	£ (316)
Upside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.8	0.8
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.2	23.1
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.7	70.9
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,108	£ 66,482
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,420	6,976
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,625)	(3,450)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(548)	(545)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,492)	(1,609)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,585)	£ (1,296)
Upside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.4
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.1	6.0
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	57.4	57.3
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,122	£ 8,841
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,235	1,290
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(200)	(204)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(32)	(32)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(75)	(78)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (93)	£ (94)
Upside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.1
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.2	2.6
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.8	2.1
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 205,881	£ 177,923
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,872	21,621
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(787)	(895)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(257)	(257)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(467)	(565)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(63)	(73)
Baseline | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,047)	£ (5,097)
Baseline | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0.2
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.2	19.4
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 137,590	£ 145,405
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,598	20,149
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(288)	(366)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)	(7)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(34)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (281)	£ (325)
Baseline | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.9	0.8
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.7	23.6
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.5	71.9
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,137	£ 66,497
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,490	7,064
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,702)	(3,542)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(563)	(561)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,537)	(1,668)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,602)	£ (1,313)
Baseline | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.4
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.1	6.1
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	58.0	57.9
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,056	£ 8,758
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,301	1,373
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(206)	(211)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(32)	(32)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(80)	(84)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (94)	£ (95)
Baseline | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.2
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.3	2.7
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.9	2.2
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 204,883	£ 175,903
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,984	23,763
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(851)	(978)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(272)	(270)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(513)	(633)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(66)	(75)
Downside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,453)	£ (5,506)
Downside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.2
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	19.7	21.0
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 134,420	£ 142,543
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,532	23,836
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(325)	(421)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(11)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(16)	(59)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (304)	£ (351)
Downside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.9	0.9
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.7	24.7
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.0	73.4
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,221	£ 66,580
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,605	7,183
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,852)	(3,700)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(584)	(584)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,633)	(1,775)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,635)	£ (1,341)
Downside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.4
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.7	6.3
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	58.6	58.5
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,918	£ 8,631
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,439	1,500
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(224)	(223)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(33)	(32)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(96)	(95)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (95)	£ (96)
Downside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.2	0.2
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.7	2.8
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.1	2.4
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 202,114	£ 172,328
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,870	27,445
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,052)	(1,162)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(308)	(298)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(670)	(782)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(74)	(82)
Downside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,991)	£ (6,102)
Downside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.1	0.4
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.5	23.5
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 132,510	£ 138,925
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,707	28,822
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,546	1,672
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(385)	(538)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(12)	(22)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(40)	(123)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (333)	£ (393)
Downside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.9	0.9
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	25.9	26.0
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.3	74.8
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,228	£ 66,580
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,799	7,387
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,151	1,827
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,024)	(3,893)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(602)	(605)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,759)	(1,922)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,663)	£ (1,366)
Downside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.4	0.4
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.7	6.4
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	59.9	59.1
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,749	£ 8,479
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,608	1,653
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	164
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(235)	(233)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31)	(31)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(107)	(105)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (97)	£ (97)
Downside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.2	0.2
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.1	3.2
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.3	2.6
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 197,234	£ 167,541
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,877	32,375
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,561	3,436
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,347)	(1,438)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(343)	(318)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(923)	(1,031)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (81)	£ (89)